Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total assets		$ 64,000
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level1) [Member]
Total assets		64,000
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total assets
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level3) [Member]
Total assets
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member]
Total assets		64,000
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level1) [Member]
Total assets		64,000
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Total assets
Fair Value, Measurements, Recurring [Member] | Marketable Securities [Member] | Significant Unobservable Inputs (Level3) [Member]
Total assets